Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 657,777	¥ 612,846
Current liabilities	340,858	324,110
Non-current liabilities	316,919	288,736
Other financial liabilities	657,777	612,846
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	332,406	315,958
Other financial liabilities	332,406	315,958
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	88,779	53,920
Other financial liabilities	88,779	53,920
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	236,592	242,968
Other financial liabilities	¥ 236,592	¥ 242,968